Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Cash flows used in operations (see Appendix A)	$ (4,670)	$ (4,428)	$ (5,067)
Interest received			7
Dividend received		171
Interest paid	(953)	(1,019)	(53)
Income tax paid	(624)	(380)	(137)
Net cash flow used in operating activities	(6,247)	(5,656)	(5,250)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(51)	(74)	(141)
Investments and acquisitions of associates (note 4)	(5,241)	(1,895)	(2,727)
Acquisitions of investments at fair value through profit or loss (note 5)	(83)	(3,204)	(1,976)
Deconsolidation of Odysight.ai upon loss of control (Appendix B and note 4C)			(3,252)
Consolidation of subsidiaries upon gain of control (Appendix D and note 4F, Appendix C and note 4E)		2,737	240
Purchase of intangible assets (note 10 and supplemental disclosure of cash flow information)	(1,696)		(5,003)
Exercise of warrants issued by Odysight.ai			(234)
Loans to associates (note 17b2)	(1,870)	(660)	(1,236)
Loans to others (note 7b)	(250)	(1,018)
Proceeds from sale of financial assets at fair value through profit or loss and securities of an associate (note 4C and note 5)	6,102	453	1,883
Repayment of loans to associates (note 4L)	785
Changes in short term deposits	866	(815)
Net cash flow used in investing activities	(1,438)	(4,476)	(12,446)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants by subsidiaries, net of issuance costs (note 4E, note 4F)		12,567	1,388
Purchase of shares from non-controlling interests (note 4F)	(2,625)
Proceeds from deemed issuance of shares by a subsidiary (note 4K)	466
Receipt of short-term loans (note 4E, note 4F)	1,230	1,752	981
Repayment of short-term loans (note 4E, note 4F)	(1,311)	(2,520)	(1,336)
Receipt of long-term loans (note 4E)	1,780		940
Repayment of long-term loans (note 4F)	(1,811)	(1,974)
Repayment of related party debt (note 4D)		(163)	(159)
Dividend paid to shareholders (note 14)		(1,583)
Dividend paid to non-controlling interests (note 4F)	(728)	(2,603)
Principal elements of lease liability	(150)	(66)
Proceeds from issuance of shares and warrants and from exercise of warrants, net of issuances costs (note 14)			17,336
Net cash flow from (used in) financing activities	(3,149)	5,410	19,150
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(10,834)	(4,722)	1,454
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	20,065	24,025	22,363
GAINS FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	126	762	208
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	9,357	20,065	24,025
Income (Loss) for the year before taxes on income	(21,806)	(10,097)	4,151
Depreciation and amortization	3,979	3,237	320
Net loss (income) from change in the fair value of financial assets at fair value through profit or loss	3,830	2,713	(714)
Changes in fair value of warrants	(2,718)	(3,778)	(409)
Equity losses	4,107	2,659	2,149
Net loss (gain) from derecognition of investments accounted for using the equity method	2,227	(169)
Finance expenses	105	2,254	102
Amortization of excess purchase price of associates	530		263
Dividend received		(171)
Interest received			(7)
Interest paid	953	1,019	53
Income tax paid	624	380	137
Share based compensation to employees and service providers	1,019	787	2,362
Gain from initial recognition of assets and liabilities upon consolidation of Gix Internet (note 4F)		(2,300)
Gain upon loss of control in Odysight.ai (note 4C)			(11,465)
Loss (Gain) from sales of investments (note 5)		155	(2,026)
Impairment of goodwill and other intangible assets	1,812		89
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Decrease (Increase) in trade accounts receivable	9,126	(7,838)	(239)
Decrease (Increase) in other receivables	(209)	(122)	231
Increase in inventory	(595)	(564)	(551)
Decrease (Increase) in deferred offering costs		1,763	(836)
Increase (Decrease) in trade accounts payable	(8,124)	5,837	1,033
Increase (Decrease) in accrued severance pay, net	(99)	(22)	18
Increase (Decrease) in accrued expenses and other current liabilities	569	(171)	272
CASH FLOWS USED IN OPERATIONS	(4,670)	(4,428)	(5,067)
Right of use assets obtained in exchange for lease liabilities	46	152
Non-cash investment in Metagramm Software Ltd. (note 4O)	250
Non-cash investment in Polyrizon Ltd. (note 4H)	60
Non-cash investment in SciSparc Ltd. (note 4E)	288
Non-cash sale and purchase of securities (note 4J)	1,129
Consideration payable to the sellers of Fort Products Ltd. (note 4E)	332
Consideration payable to the seller of SciSparc Nutraceuticals Inc. (note 4E)	98
Conversions of loans into shares (note 4H, note 4L and note 4P)	1,686
Purchase of a software license on credit (note 4D)		35	1,346
Dividend included in other payables		580
Decrease in long-term related party payable in exchange for advertising services (note 4D)		656
Substantial modification of shareholders loans recorded in equity (note 4E)		222
Issuance of ordinary shares upon conversion of shareholders loans (note 4E)		587
Non-cash investment in Laminera Flow Optimization Ltd. (note 4M)		400
Non-cash investment in Clearmind Medicine Inc.		500
Non-cash investment in Gix Internet Ltd. and Gix Media Ltd. (note 4F)			4,417
Issuance of shares in exchange for media and advertising services rights (note 4E)			1,250
Increase in Screenz Cross Media Ltd. payable balance due to modification into a debt (note 4D)			115
Deferred offering costs included in other current liabilities			$ 423